Financial instruments - additional disclosures - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	May 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at carrying value		$ 6,009	$ 6,046
Contingent amounts		780	395
Purchase of time deposits		$ 150	0	$ 0
Time deposits , maturity term		6 months
Time deposits		$ 153	0
Long term note receivable and capitalized transaction costs	$ 150
Long term note receivable	142
Capitalized transaction costs	$ 4
Long term note receivable, interest rate (as a percent)	10.00%
Borrowings, period for PIK interest	3 years
Long term note receivable, effective interest rate (as a percent)		10.00%
Debt at fixed interest rates (as a percent)		98.00%
Non-current financial assets		$ 652	$ 517
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable and short-term financial investments (as a percent)		1.00%
Reasonably possible change in risk variable and short-term financial investments, impact on loss before taxes		$ 11
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable and short-term financial investments (as a percent)		10.00%
Cash Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term note receivable, interest rate (as a percent)	3.00%
Paid In Kind Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term note receivable, interest rate (as a percent)	7.00%
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability (as a percent)		0.00%	3.00%
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability (as a percent)		55.00%	55.00%
Contingent consideration liabilities | Level 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at carrying value		$ 96	$ 90	$ 98
Adjustments for changes in assumptions		7	17
Long-term note receivable and other financial assets | Financial assets - measured at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk		176
Non-current financial assets		175
Current financial assets		1
Collateral held, amount		$ 320
Percentage decrease in estimated amount of collateral		15.00%
Pricing, measurement input | Long-term financial investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, assets (as a percent)		10.00%
Percentage of reasonably possible decrease in unobservable input, assets (as a percent)		10.00%
Increase (decrease) in fair value due to increase in unobservable input, profit or loss, assets		$ 20
Increase (decrease) in fair value due to increase in unobservable input, comprehensive income, assets		20
Increase (decrease) in fair value due to decrease in unobservable input, comprehensive income, assets		20
Increase (decrease) in fair value due to decrease in unobservable input, profit or loss, assets		$ 20
Probability of success, measurement input | Contingent consideration liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Increase (decrease) in fair value due to possible increase in unobservable input, recognised in profit or loss, before tax, liabilities		$ 18
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities		18
Financial liabilities - measured at amortized cost or cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at carrying value		5,909	5,946
Senior notes due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value		4,240	4,347
Senior notes due 2026, 2028, 2029, 2030, 2032, 2049 and 2052 | Financial liabilities - measured at amortized cost or cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at carrying value		$ 4,538	$ 4,566
Series 2026 Notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate (as a percent)		2.75%